Exhibit 99.1

CGDBB Commercial Mortgage Trust 2017-BIOC

Commercial Mortgage Pass-Through Certificates, Series 2017-BIOC

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Barclays Bank PLC

Barclays Capital Inc.

21 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	CGDBB Commercial Mortgage Trust 2017-BIOC
Commercial Mortgage Pass-Through Certificates, Series 2017-BIOC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the CGDBB Commercial Mortgage Trust 2017-BIOC securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 July 2017

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in CGDBB Commercial Mortgage Trust 2017-BIOC (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of three componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by the borrowers’ interests in 15 office properties, consisting of fee interests in 14 properties and fee/leasehold interests in 1 property (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 August 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

6.	With respect to the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan, as shown on the Final Data File, for the interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Trust Loan Amount ($)”),
d.	Use the original balance of the Mezzanine A Loan and each Property, as shown in the mezzanine A loan agreement Source Document, as the principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine A Loan Amount ($)”) and
e.	Use the original balance of the Mezzanine B Loan and each Property, as shown in the mezzanine B loan agreement Source Document, as the principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine B Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($) and
c.	Cut-Off Date Allocated Mezzanine B Loan Amount ($)

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Cut-Off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-Off Date Allocated Trust Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Trust Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Floating Rate Trust Margin,
c.	LIBOR Floor and
d.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.2500% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document for the Mortgage Loan and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 10., we recalculated the “Monthly Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-Off Date Allocated Trust Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.2500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document for the Mortgage Loan and
iii.	365/360.

Attachment A Page 5 of 6

11.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Total Loan Amount ($),
c.	Monthly Debt Service Payment,
d.	Bulk Appraised Value and
e.	UW Net Cash Flow

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Cut-Off Date LTV,
ii.	Total Debt Cut-Off Date LTV,
iii.	Trust Loan UW NCF Debt Yield,
iv.	Total Debt UW NCF Debt Yield and
v.	Trust Loan UW NCF DSCR

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent,
b.	Round the “Trust Loan UW NCF DSCR” characteristic to two decimal places and
c.	Use “<blank>” for each of the characteristics listed in items i. through v. above for each Property.

12.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Total Loan Amount ($),
c.	Individual As-Is Appraised Value,
d.	Bulk Appraised Value and
e.	NRA

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Individual As-Is Appraised Value per SF,
ii.	Bulk Appraised Value per SF,
iii.	Cut-Off Date Allocated Trust Loan Amount per SF ($) and
iv.	Cut-Off Date Allocated Total Loan Amount per SF ($)

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Monthly Debt Service Payment,
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($),
c.	Cut-Off Date Allocated Mezzanine B Loan Amount ($),
d.	Mezzanine A Margin,
e.	Mezzanine B Margin,
f.	LIBOR Floor,
g.	Interest Calculation (30/360 / Actual/360) and
h.	UW Net Cash Flow

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.2500% provided by the Depositor, the LIBOR rounding methodologies that are described in the applicable Source Documents for the Mortgage Loan and Mezzanine Loans and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the “Total Debt UW NCF DSCR” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt UW NCF DSCR” to two decimal places and
b.	Use “<blank>” as the “Total Debt UW NCF DSCR” for the Total Debt associated with each Property.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Loan Agreement	13 July 2017

Promissory Notes	13 July 2017

Closing Statement	13 July 2017

Mezzanine A Loan Agreement	13 July 2017

Mezzanine B Loan Agreement	13 July 2017

Cash Management Agreement	13 July 2017

Deposit Account Control Agreement	13 July 2017

Interest Rate Cap Agreement	13 July 2017

Mezzanine A Interest Rate Cap Agreement	13 July 2017

Mezzanine B Interest Rate Cap Agreement	13 July 2017

Guaranty Agreement	13 July 2017

Property Source Documents

Source Document Title	Document Date

Property Appraisal Reports	July 2017

Portfolio Appraisal Report	17 July 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	11 July 2017

Underwritten Rent Roll	31 May 2017

Underwriting Summary	31 May 2017

Title Policies	Various

Ground Lease Estoppel	25 January 2016

Environmental Phase I Reports	11 July 2017

Seismic Reports	11 July 2017

Property Management Agreements	Various

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Property Appraisal Report
City (see Note 1)	Property Appraisal Report
State (see Note 1)	Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
City, State, Zip (see Note 1)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
MSA	Property Appraisal Report
Property Type	Property Appraisal Report
Property Sub-Type	Property Appraisal Report
Built	Property Appraisal Report or Engineering Report
Renovated	Property Appraisal Report or Engineering Report
Tenancy (Single/Multi)	Underwritten Rent Roll
NRA	Underwritten Rent Roll
Underwritten Leased (%)	Underwritten Rent Roll
Metric Identifier	Underwriting Summary
Ownership	Title Policy
Ground Leases – Lessor	Ground Lease Estoppel
Ground Leases – Maturity Date	Ground Lease Estoppel
Ground Leases – Max Maturity Date	Ground Lease Estoppel

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Individual As-Is Appraised Value	Property Appraisal Report
Individual As-Is Appraised Value Date	Property Appraisal Report
Bulk Appraised Value (see Note 2)	Portfolio Appraisal Report
Bulk Appraised Value Date	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Environmental Report Provider	Environmental Phase I Report
Phase II Report Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic Zone (see Note 3)	Seismic Report
PML (SEL) (see Note 3)	Seismic Report
PML (SUL) (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 10

Underwriting Information: (see Note 4)

Characteristic	Source Document

2013 In-Place Base Rent	Underwriting Summary
2014 In-Place Base Rent	Underwriting Summary
2015 In-Place Base Rent	Underwriting Summary
2016 In-Place Base Rent	Underwriting Summary
T12 Mar-17 In-Place Base Rent	Underwriting Summary
Budget In-Place Base Rent	Underwriting Summary
UW In-Place Base Rent	Underwriting Summary
2013 Contractual Rent Steps	Underwriting Summary
2014 Contractual Rent Steps	Underwriting Summary
2015 Contractual Rent Steps	Underwriting Summary
2016 Contractual Rent Steps	Underwriting Summary
T12 Mar-17 Contractual Rent Steps	Underwriting Summary
Budget Contractual Rent Steps	Underwriting Summary
UW Contractual Rent Steps	Underwriting Summary
2013 Reimbursements	Underwriting Summary
2014 Reimbursements	Underwriting Summary
2015 Reimbursements	Underwriting Summary
2016 Reimbursements	Underwriting Summary
T12 Mar-17 Reimbursements	Underwriting Summary
Budget Reimbursements	Underwriting Summary
UW Reimbursements	Underwriting Summary
2013 Potential Income from Vacant Space	Underwriting Summary
2014 Potential Income from Vacant Space	Underwriting Summary
2015 Potential Income from Vacant Space	Underwriting Summary
2016 Potential Income from Vacant Space	Underwriting Summary
T12 Mar-17 Potential Income from Vacant Space	Underwriting Summary
Budget Potential Income from Vacant Space	Underwriting Summary
UW Potential Income from Vacant Space	Underwriting Summary
2013 Mark-to-Market Adjustment	Underwriting Summary
2014 Mark-to-Market Adjustment	Underwriting Summary
2015 Mark-to-Market Adjustment	Underwriting Summary
2016 Mark-to-Market Adjustment	Underwriting Summary
T12 Mar-17 Mark-to-Market Adjustment	Underwriting Summary
Budget Mark-to-Market Adjustment	Underwriting Summary
UW Mark-to-Market Adjustment	Underwriting Summary
2013 Other Income	Underwriting Summary
2014 Other Income	Underwriting Summary
2015 Other Income	Underwriting Summary
2016 Other Income	Underwriting Summary
T12 Mar-17Other Income	Underwriting Summary
Budget Other Income	Underwriting Summary
UW Other Income	Underwriting Summary
2013 Total Gross Potential Income	Underwriting Summary
2014 Total Gross Potential Income	Underwriting Summary
2015 Total Gross Potential Income	Underwriting Summary
2016 Total Gross Potential Income	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document

T12 Mar-17 Total Gross Potential Income	Underwriting Summary
Budget Total Gross Potential Income	Underwriting Summary
UW Total Gross Potential Income	Underwriting Summary
2013 Economic Vacancy and Credit Loss	Underwriting Summary
2014 Economic Vacancy and Credit Loss	Underwriting Summary
2015 Economic Vacancy and Credit Loss	Underwriting Summary
2016 Economic Vacancy and Credit Loss	Underwriting Summary
T12 Mar-17 Economic Vacancy and Credit Loss	Underwriting Summary
Budget Economic Vacancy and Credit Loss	Underwriting Summary
UW Economic Vacancy and Credit Loss	Underwriting Summary
2013 EGI Before Other Income	Underwriting Summary
2014 EGI Before Other Income	Underwriting Summary
2015 EGI Before Other Income	Underwriting Summary
2016 EGI Before Other Income	Underwriting Summary
T12 Mar-17 EGI Before Other Income	Underwriting Summary
Budget EGI Before Other Income	Underwriting Summary
UW EGI Before Other Income	Underwriting Summary
2013 Parking / Other Income 1	Underwriting Summary
2014 Parking / Other Income 1	Underwriting Summary
2015 Parking / Other Income 1	Underwriting Summary
2016 Parking / Other Income 1	Underwriting Summary
T12 Mar-17 Parking / Other Income 1	Underwriting Summary
Budget Parking / Other Income 1	Underwriting Summary
UW Parking / Other Income 1	Underwriting Summary
2013 Other Income 2	Underwriting Summary
2014 Other Income 2	Underwriting Summary
2015 Other Income 2	Underwriting Summary
2016 Other Income 2	Underwriting Summary
T12 Mar-17 Other Income 2	Underwriting Summary
Budget Other Income 2	Underwriting Summary
UW Other Income 2	Underwriting Summary
2013 Effective Gross Income	Underwriting Summary
2014 Effective Gross Income	Underwriting Summary
2015 Effective Gross Income	Underwriting Summary
2016 Effective Gross Income	Underwriting Summary
T12 Mar-17 Effective Gross Income	Underwriting Summary
Budget Effective Gross Income	Underwriting Summary
UW Effective Gross Income	Underwriting Summary
2013 Total Operating Expenses	Underwriting Summary
2014 Total Operating Expenses	Underwriting Summary
2015 Total Operating Expenses	Underwriting Summary
2016 Total Operating Expenses	Underwriting Summary
T12 Mar-17 Total Operating Expenses	Underwriting Summary
Budget Total Operating Expenses	Underwriting Summary
UW Total Operating Expenses	Underwriting Summary
2013 Net Operating Income	Underwriting Summary
2014 Net Operating Income	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2015 Net Operating Income	Underwriting Summary
2016 Net Operating Income	Underwriting Summary
T12 Mar-17 Net Operating Income	Underwriting Summary
Budget Net Operating Income	Underwriting Summary
UW Net Operating Income	Underwriting Summary
2013 Capital Expenditures - Capital Reserve	Underwriting Summary
2014 Capital Expenditures - Capital Reserve	Underwriting Summary
2015 Capital Expenditures - Capital Reserve	Underwriting Summary
2016 Capital Expenditures - Capital Reserve	Underwriting Summary
T12 Mar-17 Capital Expenditures - Capital Reserve	Underwriting Summary
Budget Capital Expenditures - Capital Reserve	Underwriting Summary
UW Capital Expenditures - Capital Reserve	Underwriting Summary
2013 Leasing Costs – Normalized TI/LC	Underwriting Summary
2014 Leasing Costs – Normalized TI/LC	Underwriting Summary
2015 Leasing Costs – Normalized TI/LC	Underwriting Summary
2016 Leasing Costs – Normalized TI/LC	Underwriting Summary
T12 Mar-17 Leasing Costs – Normalized TI/LC	Underwriting Summary
Budget Leasing Costs – Normalized TI/LC	Underwriting Summary
UW Leasing Costs – Normalized TI/LC	Underwriting Summary
2013 Net Cash Flow	Underwriting Summary
2014 Net Cash Flow	Underwriting Summary
2015 Net Cash Flow	Underwriting Summary
2016 Net Cash Flow	Underwriting Summary
T12 Mar-17 Net Cash Flow	Underwriting Summary
Budget Net Cash Flow	Underwriting Summary
UW Net Cash Flow	Underwriting Summary
2013 Management Fee	Underwriting Summary
2014 Management Fee	Underwriting Summary
2015 Management Fee	Underwriting Summary
2016 Management Fee	Underwriting Summary
T12 Mar-17 Management Fee	Underwriting Summary
Budget Management Fee	Underwriting Summary
UW Management Fee	Underwriting Summary
2013 Payroll & Benefits	Underwriting Summary
2014 Payroll & Benefits	Underwriting Summary
2015 Payroll & Benefits	Underwriting Summary
2016 Payroll & Benefits	Underwriting Summary
T12 Mar-17 Payroll & Benefits	Underwriting Summary
Budget Payroll & Benefits	Underwriting Summary
UW Payroll & Benefits	Underwriting Summary
2013 Cleaning	Underwriting Summary
2014 Cleaning	Underwriting Summary
2015 Cleaning	Underwriting Summary
2016 Cleaning	Underwriting Summary
T12 Mar-17 Cleaning	Underwriting Summary
Budget Cleaning	Underwriting Summary
UW Cleaning	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2013 Contract Services	Underwriting Summary
2014 Contract Services	Underwriting Summary
2015 Contract Services	Underwriting Summary
2016 Contract Services	Underwriting Summary
T12 Mar-17 Contract Services	Underwriting Summary
Budget Contract Services	Underwriting Summary
UW Contract Services	Underwriting Summary
2013 General Operating Expenses	Underwriting Summary
2014 General Operating Expenses	Underwriting Summary
2015 General Operating Expenses	Underwriting Summary
2016 General Operating Expenses	Underwriting Summary
T12 Mar-17 General Operating Expenses	Underwriting Summary
Budget General Operating Expenses	Underwriting Summary
UW General Operating Expenses	Underwriting Summary
2013 CAM Expenses	Underwriting Summary
2014 CAM Expenses	Underwriting Summary
2015 CAM Expenses	Underwriting Summary
2016 CAM Expenses	Underwriting Summary
T12 Mar-17 CAM Expenses	Underwriting Summary
Budget CAM Expenses	Underwriting Summary
UW CAM Expenses	Underwriting Summary
2013 Repairs & Maintenance	Underwriting Summary
2014 Repairs & Maintenance	Underwriting Summary
2015 Repairs & Maintenance	Underwriting Summary
2016 Repairs & Maintenance	Underwriting Summary
T12 Mar-17 Repairs & Maintenance	Underwriting Summary
Budget Repairs & Maintenance	Underwriting Summary
UW Repairs & Maintenance	Underwriting Summary
2013 Utilities	Underwriting Summary
2014 Utilities	Underwriting Summary
2015 Utilities	Underwriting Summary
2016 Utilities	Underwriting Summary
T12 Mar-17 Utilities	Underwriting Summary
Budget Utilities	Underwriting Summary
UW Utilities	Underwriting Summary
2013 Advertising & Marketing	Underwriting Summary
2014 Advertising & Marketing	Underwriting Summary
2015 Advertising & Marketing	Underwriting Summary
2016 Advertising & Marketing	Underwriting Summary
T12 Mar-17 Advertising & Marketing	Underwriting Summary
Budget Advertising & Marketing	Underwriting Summary
UW Advertising & Marketing	Underwriting Summary
2013 General & Administrative	Underwriting Summary
2014 General & Administrative	Underwriting Summary
2015 General & Administrative	Underwriting Summary
2016 General & Administrative	Underwriting Summary
T12 Mar-17 General & Administrative	Underwriting Summary

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document

Budget General & Administrative	Underwriting Summary
UW General & Administrative	Underwriting Summary
2013 Legal & Professional	Underwriting Summary
2014 Legal & Professional	Underwriting Summary
2015 Legal & Professional	Underwriting Summary
2016 Legal & Professional	Underwriting Summary
T12 Mar-17 Legal & Professional	Underwriting Summary
Budget Legal & Professional	Underwriting Summary
UW Legal & Professional	Underwriting Summary
2013 Insurance	Underwriting Summary
2014 Insurance	Underwriting Summary
2015 Insurance	Underwriting Summary
2016 Insurance	Underwriting Summary
T12 Mar-17 Insurance	Underwriting Summary
Budget Insurance	Underwriting Summary
UW Insurance	Underwriting Summary
2013 Real Estate Taxes	Underwriting Summary
2014 Real Estate Taxes	Underwriting Summary
2015 Real Estate Taxes	Underwriting Summary
2016 Real Estate Taxes	Underwriting Summary
T12 Mar-17 Real Estate Taxes	Underwriting Summary
Budget Real Estate Taxes	Underwriting Summary
UW Real Estate Taxes	Underwriting Summary
2013 Ground Rent	Underwriting Summary
2014 Ground Rent	Underwriting Summary
2015 Ground Rent	Underwriting Summary
2016 Ground Rent	Underwriting Summary
T12 Mar-17 Ground Rent	Underwriting Summary
Budget Ground Rent	Underwriting Summary
UW Ground Rent	Underwriting Summary
2013 Direct Tenant Utilities/R&M	Underwriting Summary
2014 Direct Tenant Utilities/R&M	Underwriting Summary
2015 Direct Tenant Utilities/R&M	Underwriting Summary
2016 Direct Tenant Utilities/R&M	Underwriting Summary
T12 Mar-17 Direct Tenant Utilities/R&M	Underwriting Summary
Budget Direct Tenant Utilities/R&M	Underwriting Summary
UW Direct Tenant Utilities/R&M	Underwriting Summary
2013 Direct Tenant Utilities/R&M 2	Underwriting Summary
2014 Direct Tenant Utilities/R&M 2	Underwriting Summary
2015 Direct Tenant Utilities/R&M 2	Underwriting Summary
2016 Direct Tenant Utilities/R&M 2	Underwriting Summary
T12 Mar-17 Direct Tenant Utilities/R&M 2	Underwriting Summary
Budget Direct Tenant Utilities/R&M 2	Underwriting Summary
UW Direct Tenant Utilities/R&M 2	Underwriting Summary
2013 Direct Tenant Utilities/R&M 3	Underwriting Summary
2014 Direct Tenant Utilities/R&M 3	Underwriting Summary
2015 Direct Tenant Utilities/R&M 3	Underwriting Summary

Exhibit 2 to Attachment A Page 7 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2016 Direct Tenant Utilities/R&M 3	Underwriting Summary
T12 Mar-17 Direct Tenant Utilities/R&M 3	Underwriting Summary
Budget Direct Tenant Utilities/R&M 3	Underwriting Summary
UW Direct Tenant Utilities/R&M 3	Underwriting Summary
2013 Parking Expenses	Underwriting Summary
2014 Parking Expenses	Underwriting Summary
2015 Parking Expenses	Underwriting Summary
2016 Parking Expenses	Underwriting Summary
T12 Mar-17 Parking Expenses	Underwriting Summary
Budget Parking Expenses	Underwriting Summary
UW Parking Expenses	Underwriting Summary

Major Tenant Information: (see Note 5)

Characteristic	Source Document

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Start	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Largest Tenant UW Gross Rent	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant Least Start	Underwritten Rent Roll
2nd Largest Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant NRA	Underwritten Rent Roll
2nd Largest Tenant UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant UW Gross Rent	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Lease Start	Underwritten Rent Roll
3rd Largest Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant NRA	Underwritten Rent Roll
3rd Largest Tenant UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant UW Gross Rent	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Lease Start	Underwritten Rent Roll
4th Largest Tenant Lease Exp.	Underwritten Rent Roll
4th Largest Tenant NRA	Underwritten Rent Roll
4th Largest Tenant UW Base Rent	Underwritten Rent Roll
4th Largest Tenant UW Gross Rent	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Lease Start	Underwritten Rent Roll
5th Largest Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Tenant NRA	Underwritten Rent Roll
5th Largest Tenant UW Base Rent	Underwritten Rent Roll
5th Largest Tenant UW Gross Rent	Underwritten Rent Roll
WA Lease Term Remaining	Underwritten Rent Roll
WA Lease Exp	Underwritten Rent Roll
% of IG Rental Income	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 8 of 10

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement and Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement and Closing Statement
Initial Cap Ex Escrow	Loan Agreement and Closing Statement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Initial Ground Lease Escrow	Loan Agreement and Closing Statement
Ongoing Ground Lease Escrow Monthly	Loan Agreement
Initial Other Escrow	Loan Agreement and Closing Statement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement and Closing Statement
Initial Other Escrow 2	Loan Agreement and Closing Statement
Ongoing Other Escrow 2	Loan Agreement
Other Escrow 2 Description	Loan Agreement and Closing Statement
Initial Other Escrow 3	Loan Agreement and Closing Statement
Ongoing Other Escrow 3	Loan Agreement
Other Escrow 3 Description	Loan Agreement and Closing Statement
Initial Other Escrow 4	Loan Agreement and Closing Statement
Ongoing Other Escrow 4	Loan Agreement
Other Escrow 4 Description	Loan Agreement and Closing Statement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Balance	Loan Agreement
Floating Rate Trust Margin	Loan Agreement
Mezzanine A Margin	Mezzanine A Loan Agreement
Mezzanine B Margin	Mezzanine B Loan Agreement
Origination Date	Loan Agreement
Interest Accrual Period	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Floating Rate Component Extensions	Loan Agreement
Lockbox Type (see Note 6)	Cash Management Agreement and Loan Agreement
Lockbox (see Note 7)	Cash Management Agreement and Loan Agreement
DY at Trigger Level	Loan Agreement

Exhibit 2 to Attachment A Page 9 of 10

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document

Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Borrower Entity	Loan Agreement
Floating Rate Component Prepayment Provision	Loan Agreement

Exhibit 2 to Attachment A Page 10 of 10

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City,
c.	State and
d.	City, State, Zip

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Bulk Appraised Value” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Appraised Value” of the Properties (in aggregate) that secure the Mortgage Loan, as shown in the portfolio appraisal report Source Document, to each related Property pro-rata using the “Individual As-Is Appraised Value” of such Property, as shown on the Preliminary Data File.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone,
c.	PML (SEL) and
d.	PML (SUL)

characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Property only if the lease for each space has the same lease expiration date, all as shown on the applicable underwritten rent roll Source Document.

6.	For the purpose of comparing the “Lockbox Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the cash management agreement and loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Lockbox” characteristic for the Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the cash management agreement and loan agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrowers or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Portfolio ID
Property ID
Property Rank
Property Name
WA Lease Term Non Top 5
Largest Tenant – Lease Type
2nd Largest Tenant – Lease Type
3rd Largest Tenant – Lease Type
4th Largest Tenant – Lease Type
5th Largest Tenant – Lease Type
Administrative Fee Rate (%)
Submarket
Submarket Vacancy
Built Clean
Renovated Clean
Ground Leases - Notes
Ground Leases – Extension
Ground Leases – Extension Tenor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.